Recognized Restructuring and Other Items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 4,412	$ 9,163
Total		$ 4,412